Note 7 - Property and Equipment (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation, Total	$ 3,106	$ 4,855	$ 9,040	$ 9,995